Equity reserves (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 21, 2015 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Statement [Line Items]
Description of share-based payment arrangement		The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company’s issued and outstanding common shares.
Description of vesting requirements for share-based payment arrangement		All options granted prior to this date vest 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.
Share-based payments		$ 3,326,000	$ 1,602,000
Share-based payments capitalized to mineral properties		$ 600,000	$ 600,000
Option life, share options granted (years) | yr		3.44	3.14
Expected dividend, share options granted		$ 0	$ 0
Forfeiture rate, share options granted		0.88%	2.89%
Share purchase warrants issued to Red Kite in conjunction with the drawdown of the final $20.0 million of the loan facility [Member]
Statement [Line Items]
Warrants, grants in period	4,000,000
Warrants, grants in period, exercise price	$ 1.83
Warrants, grants in period, term (years) | yr	3